Share Capital and Other Equity Instruments - Summary of Changes in Number of Warrants Outstanding and Weighted Average Exercise Price (Details)	Jun. 30, 2021 Warrant $ / shares	Jun. 30, 2021 Warrant $ / shares	Jun. 30, 2020 Warrant $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, end of period | Warrant	172,735	172,735	172,735
Weighted average exercise price, end of period | $ / shares	$ 84.33		$ 84.33
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, end of period | Warrant	7,894,734	7,894,734
Weighted average exercise price, end of period | $ / shares		$ 5.50